Profit Before Income Tax - Summary of Finance Costs (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [abstract]
Total interest expense for financial liabilities measured at amortized cost	$ 2,016,298	$ 68,026	$ 2,510,197	$ 2,514,208
Less: Amounts included in the cost of qualifying assets
Inventories related to real estate business	(190,137)	(6,415)	(238,469)	(197,287)
Property, plant and equipment	(51,262)	(1,729)	(54,191)	(48,135)
Investment property	(13)
Interest expense	1,774,886	59,882	2,217,537	2,268,786
Other finance costs	24,608	830	43,538	43,357
Finance costs	$ 1,799,494	$ 60,712	$ 2,261,075	$ 2,312,143